Land, Property, Plant and Equipment (Details 2) - Construction in Progress [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Interest cost capitalized	¥ 0	$ 0	¥ 880	¥ 37,452
Interest cost charged against income	663,718	102,012	663,217	977,176
Total interest cost incurred	¥ 663,718	$ 102,012	¥ 664,097	¥ 1,014,628